Schedule of Investments

August 31, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [93.1%]
AIMCO CLO 17, Ser 2022-17A, Cl F
14.036%, TSFR3M + 8.710%, 07/20/35(A)(B)	$400	$361
AIMCO CLO 17 Equity, Ser 2022-17A
15.830%, 07/20/35(C)	10,250	7,896
AIMCO CLO Equity, Ser 2021-15A
16.550%, 10/17/34(A)(B) (C)	9,750	6,503
Alinea CLO, Ser 2018-1A, Cl E
11.588%, TSFR3M + 6.262%, 07/20/31(A)(B)	1,000	905
ALM 2020, Ser 2020-1A, Cl D
11.570%, TSFR3M + 6.262%, 10/15/29(A)(B)	3,268	3,032
ALM 2020 CLO Equity, Ser 2020-1A
28.160%, 10/15/29(A)(B) (C)	5,025	1,653
Apidos CLO XL Equity, Ser 2022-4A
15.670%, 07/15/35(C)	2,250	1,496
Apidos CLO XXIV, Ser 2016-24A, Cl DR
11.388%, TSFR3M + 6.062%, 10/20/30(A)(B)	1,000	902
Apidos CLO XXVIII, Ser 2017-28A, Cl D
11.088%, TSFR3M + 5.762%, 01/20/31(A)(B)	500	448
Apidos CLO XXVIII Equity, Ser 2017-28A
48.720%, 01/20/31(A)(B) (C)	2,000	460
Apidos CLO XXX, Ser 2018-XXXA, Cl D
11.172%, TSFR3M + 5.862%, 10/18/31(A)(B)	1,000	914
Apidos CLO XXXII Equity, Ser 2019-32A
21.520%, 01/20/33(A)(B) (C)	4,400	2,598
Apidos CLO XXXV Equity, Ser 2021-35A
16.020%, 04/20/34(A)(B) (C)	500	326
Ares XL CLO, Ser 2016-40A, Cl DR
11.920%, TSFR3M + 6.612%, 01/15/29(A)(B)	1,250	1,138
ARES XLVII CLO, Ser 2018-47A, Cl E
11.070%, TSFR3M + 5.762%, 04/15/30(A)(B)	2,000	1,684

Description	Face Amount (000)	Value (000)
Barings CLO, Ser 2017-2A, Cl ER
12.038%, TSFR3M + 6.712%, 10/20/30(A)(B)	$2,500	$2,247
Barings CLO Equity, Ser 2018-2
37.140%, 04/15/30(C)	1,000	315
Battalion CLO XVI Equity, Ser 2019-16A
26.440%, 12/19/32(A)(B) (C)	2,500	1,293
Betony CLO 2, Ser 2018-1A, Cl D
11.281%, TSFR3M + 5.912%, 04/30/31(A)(B)	2,000	1,786
BlueMountain CLO, Ser 2015-4A, Cl ER
11.538%, TSFR3M + 6.212%, 04/20/30(A)(B)	1,763	1,494
BlueMountain CLO, Ser 2018-1A, Cl E
11.581%, TSFR3M + 6.212%, 07/30/30(A)(B)	500	400
BlueMountain CLO, Ser 2018-3A, Cl E
11.563%, TSFR3M + 6.212%, 10/25/30(A)(B)	750	627
BlueMountain CLO Equity, Ser 2012-2A
0.000%, 11/20/28 (A)(B) (C)*	2,750	34
BlueMountain CLO Equity, Ser 2016-1A
0.000%, 04/20/27 (A)(B) (C)*	4,925	86
BlueMountain CLO XXII Equity, Ser 2018-22A
43.430%, 07/15/31(A)(B) (C)	3,500	1,078
BlueMountain CLO XXIII Equity, Ser 2018-23A
32.370%, 10/20/31(A)(B) (C)	6,500	2,619
BlueMountain Fuji US CLO I, Ser 2017-1A, Cl E
11.588%, TSFR3M + 6.262%, 07/20/29(A)(B)	1,500	1,247
BlueMountain Fuji US CLO II Equity, Ser 2017-2A
48.010%, 10/20/30(A)(B) (C)	1,500	367
BlueMountain Fuji US CLO III Equity, Ser 2017-3A
42.740%, 01/15/30(A)(B) (C)	2,475	702
Burnham Park CLO Equity, Ser 2016-1A
24.470%, 10/20/29(A)(B) (C)	16,576	3,232

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 1

Schedule of Investments

August 31, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Canyon CLO, Ser 2018-1A, Cl E
11.320%, TSFR3M + 6.012%, 07/15/31(A)(B)	$500	$442
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
11.070%, TSFR3M + 5.762%, 10/15/30(A)(B)	400	348
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
10.970%, TSFR3M + 5.662%, 04/17/31(A)(B)	3,400	2,761
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A
0.000%, 04/17/31 (A)(B) (C)*	500	87
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A
74.480%, 07/20/31(A)(B) (C)	613	37
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A
17.750%, 07/20/34(B) (C)	7,250	4,694
Carlyle US CLO, Ser 2017-1A, Cl D
11.588%, TSFR3M + 6.262%, 04/20/31(A)(B)	3,300	2,765
Carlyle US CLO Equity, Ser 2017-2A
37.030%, 07/20/31(A)(B) (C)	3,750	712
Carlyle US CLO Equity, Ser 2018-1A
47.460%, 04/20/31(A)(B) (C)	600	132
Crown Point CLO IV, Ser 2018-4A, Cl E
11.088%, TSFR3M + 5.762%, 04/20/31(A)(B)	1,000	804
Dryden 33 Senior Loan Fund Equity, Ser 2014-33A, Cl R
0.000%, 04/15/29 (A)(B) (C)*	7,100	1
Dryden 40 Senior Loan Fund, Ser 2018-40A, Cl FR
13.491%, TSFR3M + 8.122%, 08/15/31(A)(B)	500	345
Dryden 64 CLO, Ser 2018-64A, Cl E
11.172%, TSFR3M + 5.862%, 04/18/31(A)(B)	2,250	1,933
Dryden 75 CLO Equity, Ser 2019-75A
19.610%, 04/14/34(A)(B) (C)	500	325

Description	Face Amount (000)	Value (000)
Dryden 93 CLO Equity, Ser 2021-93A
25.330%, 01/15/34(A)(B) (C)	$13,250	$6,380
Dryden 95 CLO Equity, Ser 2021-95A
17.200%, 08/20/34(A)(B) (C)	2,000	1,298
Elmwood IX CLO Equity, Ser 2021-2A
14.720%, 07/20/34(A)(B) (C)	9,650	7,513
Flatiron CLO 18 Equity, Ser 2018-1A
28.950%, 04/17/31(A)(B) (C)	750	300
Flatiron RR CLO 22 Equity, Ser 2021-2A
18.060%, 10/15/34(A)(B) (C)	8,750	6,452
Flatiron Warehouse CLO 23 Equity, Ser 02/24/2022
0.000%, 11/23/23 (C)*	2,579	3,087
Flatiron Warehouse CLO 23 Equity, Ser 07/13/2022
0.000%, 11/23/23 (C)*	2,450	2,842
Flatiron Warehouse CLO 23 Equity, Ser 12/13/2021
0.000%, 11/23/23 (C)*	2,450	2,959
Galaxy XXIV CLO, Ser 2017-24A, Cl E
11.070%, TSFR3M + 5.762%, 01/15/31(A)(B)	750	691
Greenwood Park CLO Equity, Ser 2018-1A
36.980%, 04/15/31(A)(B) (C)	12,075	3,381
Grippen Park CLO, Ser 2017-1A, Cl E
11.288%, TSFR3M + 5.962%, 01/20/30(A)(B)	500	463
Grippen Park CLO Equity, Ser 2017-1A
18.880%, 01/20/30(A)(B) (C)	500	100
Highbridge Loan Management, Ser 2014-3A, Cl DR
12.072%, TSFR3M + 6.762%, 07/18/29(A)(B)	700	603
Highbridge Loan Management, Ser 2014-4A, Cl DR
11.177%, TSFR3M + 5.812%, 01/28/30(A)(B)	788	700
Jamestown CLO II Equity, Ser 2013-2A
0.000%, 04/22/30 (A)(B) (C)*	750	2

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 2

Schedule of Investments

August 31, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
KKR Financial CLO, Ser 2013-1A, Cl DR
11.650%, TSFR3M + 6.342%, 04/15/29(A)(B)	$1,250	$1,187
LCM XXII, Ser 2018-22A, Cl DR
11.088%, TSFR3M + 5.762%, 10/20/28(A)(B)	500	371
Magnetite VII, Ser 2012-7A, Cl ER2
12.070%, TSFR3M + 6.762%, 01/15/28(A)(B)	2,000	1,793
Magnetite XVI Equity, Ser 2015-16A
0.000%, 01/18/28 (A)(B) (C)*	750	7
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A
17.490%, 10/23/34(A)(B) (C)	12,000	7,887
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A
18.010%, 04/15/35(A)(B) (C)	8,750	6,650
Neuberger Berman CLO Equity, Ser 2021-42A
15.830%, 07/16/35(C)	2,000	1,507
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl E
11.602%, TSFR3M + 6.282%, 04/19/30(A)(B)	750	698
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A
31.350%, 10/18/30(A)(B) (C)	800	288
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl E
10.770%, TSFR3M + 5.462%, 01/15/30(A)(B)	1,317	1,190
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A
27.670%, 01/15/30(A)(B) (C)	500	190
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A
18.720%, 04/16/33(A)(B) (C)	500	294
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A
15.110%, 01/20/36(A)(B) (C)	9,250	6,829
Octagon 55 CLO Equity, Ser 2021-1A
17.100%, 07/20/34(A)(B) (C)	1,250	765

Description	Face Amount (000)	Value (000)
Octagon Investment Partners, Ser 2018-18A, Cl D
11.080%, TSFR3M + 5.772%, 04/16/31(A)(B)	$1,200	$989
Octagon Investment Partners 26, Ser 2016-1A, Cl ER
10.970%, TSFR3M + 5.662%, 07/15/30(A)(B)	3,125	2,536
Octagon Investment Partners 30 Equity, Ser 2017-1A
24.090%, 03/17/30(A)(B) (C)	3,000	750
Octagon Investment Partners 31, Ser 2017-1A, Cl F
13.788%, TSFR3M + 8.462%, 07/20/30(A)(B)	700	538
Octagon Investment Partners 47 Equity, Ser 2020-1A
17.370%, 07/20/34(A)(B) (C)	2,000	1,188
Octagon Investment Partners CLO Equity, Ser 2018-1A
29.170%, 01/20/31(A)(B) (C)	2,250	622
Octagon Investment Partners XVII, Ser 2013-1A, Cl ER2
10.763%, TSFR3M + 5.412%, 01/25/31(A)(B)	1,581	1,275
Octagon Investment Partners XXII, Ser 2014-1A, Cl ERR
11.057%, TSFR3M + 5.712%, 01/22/30(A)(B)	5,000	4,230
Race Point VIII CLO, Ser 2013-8A, Cl ER
12.491%, TSFR3M + 7.112%, 02/20/30(A)(B)	5,000	3,801
Regatta XI Funding, Ser 2018-1A, Cl E
11.070%, TSFR3M + 5.762%, 07/17/31(A)(B)	600	551
Regatta XI Funding Equity, Ser 2018-1A
23.100%, 07/17/31(A)(B) (C)	500	183
Rockford Tower CLO Equity, Ser 2018-1A
37.600%, 05/20/31(A)(B) (C)	2,500	775
Rockford Tower CLO Equity, Ser 2021-1A
16.360%, 07/20/34(A)(B) (C)	4,100	3,034
Rockford Tower CLO Equity, Ser 2021-2A
17.720%, 07/20/34(A)(B) (C)	4,750	3,547
RR 3, Ser 2018-3A, Cl DR2
10.970%, TSFR3M + 5.662%, 01/15/30(A)(B)	1,046	914

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 3

Schedule of Investments

August 31, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
RR 3 Equity, Ser 2018-3A
30.120%, 01/15/30(C)	$3,750	$783
RR 4, Ser 2018-4A, Cl D
11.420%, TSFR3M + 6.112%, 04/15/30(A)(B)	2,000	1,795
Shackleton CLO, Ser 2013-3A, Cl ER
11.450%, TSFR3M + 6.142%, 07/15/30(A)(B)	3,000	2,386
Shackleton CLO, Ser 2017-11A, Cl E
11.931%, TSFR3M + 6.562%, 08/15/30(A)(B)	3,250	2,425
Shackleton CLO, Ser 2018-5RA, Cl E
11.782%, TSFR3M + 6.412%, 05/07/31(A)(B)	2,100	1,665
Shackleton CLO Equity, Ser 2019-14A
19.980%, 07/20/34(A)(B) (C)	500	378
Sound Point CLO II, Ser 2013-1A, Cl B2R
11.112%, TSFR3M + 5.762%, 01/26/31(A)(B)	599	369
Sound Point CLO III-R, Ser 2013-2RA, Cl E
11.570%, TSFR3M + 6.262%, 04/15/29(A)(B)	3,300	2,389
Sound Point CLO IV-R Equity, Ser 2013-3RA
0.000%, 04/18/31 (A)(B) (C)*	3,750	187
Sound Point CLO VIII-R, Ser 2015-1RA, Cl R2D2
10.720%, TSFR3M + 5.412%, 04/15/30(A)(B)	3,250	2,969
Sound Point CLO XII, Ser 2016-2A, Cl ER
12.488%, TSFR3M + 7.162%, 10/20/28(A)(B)	4,750	4,496
Sound Point CLO XIX, Ser 2018-1A, Cl E
11.220%, TSFR3M + 5.912%, 04/15/31(A)(B)	2,550	1,749
Sound Point CLO XIX Equity, Ser 2018-1A
80.710%, 04/15/31(A)(B) (C)	4,500	540
Sound Point CLO XVI, Ser 2017-2A, Cl E
11.713%, TSFR3M + 6.362%, 07/25/30(A)(B)	1,563	965
Sound Point CLO XVII, Ser 2017-3A, Cl D
12.088%, TSFR3M + 6.762%, 10/20/30(A)(B)	500	357
Sound Point CLO XVII Equity, Ser 2017-3A
37.680%, 10/20/30(A)(B) (C)	3,250	325

Description	Face Amount (000)	Value (000)
Sound Point CLO XVIII, Ser 2017-4A, Cl D
11.088%, TSFR3M + 5.762%, 01/21/31(A)(B)	$3,000	$1,976
Sound Point CLO XX, Ser 2018-2A, Cl D
8.612%, TSFR3M + 3.262%, 07/26/31(A)(B)	1,425	1,228
Sound Point CLO XX, Ser 2018-2A, Cl E
11.612%, TSFR3M + 6.262%, 07/26/31(A)(B)	3,000	2,074
Sound Point CLO XXI Equity, Ser 2018-3A
40.600%, 10/26/31(A)(B) (C)	1,000	150
Southwick Park CLO Equity, Ser 2019-4A
17.770%, 07/20/32(A)(B) (C)	2,000	1,294
Steele Creek CLO, Ser 2016-1A, Cl ER
11.302%, TSFR3M + 6.012%, 06/15/31(A)(B)	1,500	1,115
Steele Creek CLO, Ser 2017-1A, Cl E
11.770%, TSFR3M + 6.462%, 10/15/30(A)(B)	1,900	1,435
Steele Creek CLO, Ser 2018-1A, Cl E
11.320%, TSFR3M + 6.012%, 04/15/31(A)(B)	4,000	3,022
Steele Creek CLO Equity, Ser 2014-1RA
28.660%, 04/21/31(A)(B) (C)	21,168	1,715
Steele Creek CLO Equity, Ser 2017-1A
50.540%, 10/15/30(A)(B) (C)	2,500	388
Steele Creek CLO Equity, Ser 2018-2A
31.600%, 08/18/31(A)(B) (C)	2,500	664
Symphony CLO XXV Equity, Ser 2021-25A
19.630%, 04/19/34(A)(B) (C)	500	282
Symphony CLO XXVI Equity, Ser 2021-26A
32.040%, 04/20/33(A)(B) (C)	6,500	1,669
Tallman Park CLO Equity, Ser 2021-1A
18.760%, 04/20/34(A)(B) (C)	12,765	7,521
TCW CLO Equity, Ser 2021-1A
20.840%, 03/18/34(A)(B) (C)	1,500	882

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 4

Schedule of Investments

August 31, 2023 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
THL Credit Wind River CLO, Ser 2018-1A, Cl E
11.070%, TSFR3M + 5.762%, 07/15/30(A)(B)	$2,500	$2,148
Trestles CLO II, Ser 2018-2A, Cl D
11.363%, TSFR3M + 6.012%, 07/25/31(A)(B)	1,750	1,561
Upland CLO Equity, Ser 2021-46A
28.970%, 04/20/31(C)	2,500	1,264
Voya CLO, Ser 2016-2A, Cl DR
12.692%, TSFR3M + 7.372%, 07/19/28(A)(B)	1,500	1,319
Voya CLO, Ser 2017-1A, Cl D
11.670%, TSFR3M + 6.362%, 04/17/30(A)(B)	1,500	1,237
Voya CLO, Ser 2018-2A, Cl E
10.820%, TSFR3M + 5.512%, 07/15/31(A)(B)	875	734
Wehle Park CLO Equity, Ser 2014-1RA
15.760%, 04/21/35(C)	17,250	12,408
Wellfleet CLO, Ser 2015-1A, Cl ER3
12.638%, TSFR3M + 7.312%, 07/20/29(A)(B)	1,000	622
Wellfleet CLO, Ser 2016-1A, Cl ER
11.388%, TSFR3M + 6.062%, 04/20/28(A)(B)	1,250	1,047
Wellfleet CLO, Ser 2017-1A, Cl D
11.638%, TSFR3M + 6.312%, 04/20/29(A)(B)	2,550	2,044
Wellfleet CLO, Ser 2017-2A, Cl D
12.338%, TSFR3M + 7.012%, 10/20/29(A)(B)	1,613	1,130
Wellfleet CLO, Ser 2018-2A, Cl D
11.658%, TSFR3M + 6.332%, 10/20/31(A)(B)	750	598
Wellfleet CLO Equity, Ser 2020-2A
16.400%, 07/15/34(C)	5,000	2,962
York CLO 2 Equity, Ser 2015-1A
32.220%, 01/22/31(A)(B) (C)	750	306
Total Asset-Backed Securities
(Cost $309,211)		233,162

Description	Shares	Value (000)
Short-Term Investment [6.1%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.140%**	15,101,592	$15,102
Total Short-Term Investment
(Cost $15,102)		15,102
Total Investments [99.2%]
(Cost $324,313)		$248,264

Percentages are based on net assets of $250,364 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2023.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2023, the value of these securities amounted to $195,643 (000), representing 78.1% of the net assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.

Cl — Class
CLO — Collateralized Loan Obligation
Ser — Series
TSFR3M — Term Secured Overnight Financing Rate 30-day Average

CNR-QH-004-1000

CITY NATIONAL ROCHDALE STRATEGIC CREDIT FUND | PAGE 5